Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2016

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 208	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 209	[X]
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 13, 2016 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C

Other Information

ITEM 28. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1987, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series, dated October 2000, for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series, dated October 2000, for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor U.S. Treasury Obligations Money Market Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for Aggressive Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Conservative Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (9)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (13)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (10)

(a)(13) Establishment and designation of series for HSBC Emerging Markets Debt Fund. (14)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (16)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (18)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (19)

(a)(17) Amendment to the Amended and Restated Declaration of Trust, dated May 10, 2010, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds, and the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (24)

(a)(18) Establishment and designation of series, dated May 10, 2010, for HSBC Emerging Markets Local Debt Fund. (24)

(a)(19) Amendment to the Amended and Restated Declaration of Trust, dated September 13, 2010, removing the HSBC Investor Mid-Cap Fund. (24)

(a)(20) Amendment to the Amended and Restated Declaration of Trust, dated June 14, 2011, removing the HSBC Investor Climate Change Fund, redesignating the HSBC Investor Global Emerging Markets Local Debt Fund as the HSBC Emerging Markets Local Debt Fund, and the HSBC Investor Global Emerging Markets Fixed Income Fund as the HSBC Emerging Markets Debt Fund, and establishing and designating the series for the Risk Managed Fund, the HSBC Emerging Markets Equity Fund, and the HSBC Frontier Markets Fund. (27)

(a)(21) Amendment to the Amended and Restated Declaration of Trust, dated December 16, 2011, redesignating the HSBC Investor New York Tax-Free Money Market Fund as the HSBC New York Tax-Free Money Market Fund, the HSBC Investor Prime Money Market Fund as the HSBC Prime Money Market Fund, the HSBC Investor Tax-Free Money Market Fund as the HSBC Tax-Free Money Market Fund, the HSBC Investor U.S. Government Money Market Fund as the HSBC U.S. Government Money Market Fund, the HSBC Investor U.S. Treasury Money Market Fund as the HSBC U.S. Treasury Money Market Fund, the HSBC Investor Growth Fund as the HSBC Growth Fund, the HSBC Investor Opportunity Fund as the HSBC Opportunity Fund, the HSBC Investor BRIC Equity Fund as the HSBC BRIC Equity Fund, the HSBC Investor China Equity Fund as the HSBC China Equity Fund, the HSBC Investor India Equity Fund as the HSBC India Equity Fund, the HSBC Investor U.S. Treasury Obligations Money Market Fund as the HSBC U.S. Treasury Obligations Money Market Fund, and the HSBC Investor Short Duration Fixed Income Fund as the HSBC Short Duration Fixed Income Fund; and establishing and designating the series for the HSBC RMB Currency Fund, HSBC Total Return Fund, Income Strategy Fund, and HSBC RMB Fixed Income Fund. (30)

(a)(22) Amendment to the Amended and Restated Declaration of Trust, dated April 3, 2012, removing the HSBC Investor Value Fund, the HSBC Investor International Equity Fund, and the HSBC Investor Overseas Equity Fund. (41)

(a)(23) Amendment to the Amended and Restated Declaration of Trust dated June 6, 2014 establishing and designating the series for the HSBC Asia ex-Japan Smaller Companies Equity Fund. (33)

(a)(24) Amendment to the Amended and Restated Declaration of Trust dated December 16, 2014 establishing and designating the series for the HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund. (34)

(a)(25) Amendment to the Amended and Restated Declaration of Trust dated March 3, 2015 establishing and designating the series for the HSBC Economic Scale Index Emerging Markets Equity Fund and HSBC Global Equity Volatility Focused Fund. (37)

(a)(26) Amendment to the Amended and Restated Declaration of Trust dated September 29, 2015 establishing and designating the series for the HSBC Euro High Yield Bond Fund, and removing the HSBC RMB Fixed Income Fund. (38)

(b) Amended and Restated By-Laws. (31)

(c) Specimen certificate of shares of beneficial interest of HSBC Funds. (1)

(d)(1)(i) Amended and Restated Master Investment Advisory Contract dated December 2001, between HSBC Portfolios and HSBC Global Asset Management (USA) Inc. (12)

(d)(1)(ii) Investment Advisory Contract Supplement regarding HSBC Opportunity Portfolio. (11)

(d)(2)(i) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(ii) Investment Advisory Contract Supplements dated December 13, 2004, regarding HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund and HSBC New York Tax Free Money Market Fund. (21)

(d)(2)(iii) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Debt Fund. (23)

(d)(2)(iv) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Local Debt Fund. (23)

(d)(2)(v) Investment Advisory Contract Supplement dated June 13, 2011, regarding HSBC Frontier Markets Fund. (30)

(d)(2)(vi) Investment Advisory Contract Supplements dated September 30, 2011, regarding Aggressive Strategy Fund and Conservative Strategy Fund. (30)

(d)(2)(vii) Investment Advisory Contract Supplements dated October 14, 2011, regarding Moderate Strategy Fund and Balanced Strategy Fund. (30)

(d)(2)(viii) Investment Advisory Contract Supplement dated November 29, 2011, regarding HSBC Total Return Fund. (29)

(d)(2)(ix) Investment Advisory Contract Supplement dated December 16, 2011, regarding Income Strategy Fund. (30)

(d)(2)(x) Investment Advisory Contract Supplement dated July 23, 2014 regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (33)

(d)(2)(xi) Investment Advisory Contract Supplement dated April 10, 2015 regarding HSBC Global High Yield Bond Fund. (36)

(d)(2)(xii) Investment Advisory Contract Supplement dated April 10, 2015 regarding HSBC Global High Income Bond Fund. (36)

(d)(2)(xiii) Investment Advisory Contract Supplement regarding HSBC Economic Scale Index Emerging Markets Equity Fund. (40)

(d)(2)(xiv) Investment Advisory Contract Supplement regarding HSBC Global Equity Volatility Focused Fund. (40)

(d)(2)(xv) Investment Advisory Contract Supplement dated January 7, 2016 regarding HSBC Euro High Yield Bond Fund (USD Hedged). (39)

(d)(3) Sub-Advisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Opportunity Portfolio. (20)

(d)(4) Sub-Advisory Agreement, dated April 9, 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Frontier Markets Fund and HSBC Emerging Markets Equity Fund. (37)

(d)(5) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (33)

(d)(6) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Global High Yield Bond Fund and HSBC Global High Income Bond Fund. (40)

(d)(7) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global High Income Bond Fund. (41)

(d)(8) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Economic Scale Index Emerging Markets Equity Fund. (41)

(d)(9) Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Global Equity Volatility Focused Fund. (40)

(d)(10) Sub-Advisory Agreement, dated December 22, 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding HSBC Euro High Yield Bond Fund (USD Hedged). (39)

(e)(1) Form of Selling Agreement. (31)

(e)(2) Form of Dealer Agreement. (31)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Funds and Foreside Distribution Services, L.P. (22)

(f) Not applicable.

(g)(1)(i) Custodian Agreement, dated February 1, 2007, between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (15)

(g)(1)(ii) Amended Schedule B-1, dated February 28, 2012, to the Custodian Agreement between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (30)

(g)(2)(i) Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (15)

(g)(2)(ii) Amended Schedule B, dated February 28, 2012, to the Custodian Agreement between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (30)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated March 3, 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, and HSBC U.S. Treasury Obligations Money Market Fund. (36)

(h)(2)(ii) Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund. (23)

(h)(2)(iii) Support Services Agreement, dated September 20, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Frontier Markets Fund. (28)

(h)(2)(iv) Support Services Agreement, dated November 29, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Total Return Fund. (29)

(h)(2)(v) Support Services Agreement, dated July 23, 2014, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Asia ex-Japan Smaller Companies Equity Fund. (33)

(h)(2)(vi) Support Services Agreement, dated April 10, 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Yield Bond Fund. (36)

(h)(2)(vii) Support Services Agreement, dated April 10, 2015, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global High Income Bond Fund. (36)

(h)(2)(viii) Support Services Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Economic Scale Index Emerging Markets Equity Fund. (40)

(h)(2)(ix) Support Services Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Global Equity Volatility Focused Fund. (40)

(h)(2)(x) Support Services Agreement, dated January 7, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Euro High Yield Bond Fund (USD Hedged). (39)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (20)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (20)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009. (21)

(h)(3)(iv) Amendment to Second Amended and Restated Master Services Agreement, dated October 19, 2009. (40)

(h)(3)(v) Amendment to the Second Amended and Restated Master Services Agreement, dated December 1, 2010. (25)

(h)(3)(vi) Amendment to Master Services Agreement dated December 31, 2015. (40)

(h)(3)(vii) Amendment to Second Amended and Restated Master Services Agreement dated March 31, 2015. (40)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (21)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009. (21)

(h)(4)(iii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated December 1, 2010. (25)

(h)(4)(iv) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (25)

(h)(4)(v) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (30)

(h)(5)(i) Expense Limitation Agreement, effective March 1, 2016, for the HSBC Funds. (40)

(h)(5)(ii) Expense Limitation Agreement, effective March 1, 2016, for the HSBC Funds and HSBC Advisor Funds Trust. (40)

(h)(5)(iii) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Economic Scale Index Emerging Markets Equity Fund and HSBC Global Equity Volatility Focused Fund. (40)

(h)(5)(iv) Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Euro High Yield Bond Fund (USD Hedged). (39)

(h)(6)(i) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (10)

(h)(6)(ii) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (17)

(h)(7)(i) Sub-Administration Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (20)

(h)(7)(ii) Amendment to Sub-Administration Services Agreement, dated December 31, 2013. (40)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Portfolios, HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (20)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (20)

(h)(10)(i) Transfer Agency Services Agreement dated March 31, 2015. (40)

(h)(10)(ii) Amendment to Transfer Agency Services Agreement dated November 3, 2015. (40)

(i) Opinion and Consent of Counsel, dated February 26, 2016. (40)

(j)(1) Power of Attorney dated September 29, 2015. (38)

(j)(2) Consent of PricewaterhouseCoopers LLP (40)

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Master Distribution Plan relating to Class A Shares, dated April 4, 2013. (32)

(m)(2) Amended and Restated Master Distribution Plan relating to Class B Shares, dated April 4, 2013. (32)

(m)(3) Amended and Restated Master Distribution Plan relating to Class C Shares, dated April 4, 2013. (32)

(m)(4) Amended and Restated Master Distribution Plan relating to Class D Shares, dated April 4, 2013. (32)

(n)(1) Amended and Restated Multiple Class Plan. (41)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (19)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited. (35)

(p)(3) Amended Code of Ethics for Citi Fund Services Ohio, Inc. (40)

(p)(4) Amended Code of Ethics for Westfield Capital Management Company, L.P. (35)

(p)(5) Code of Ethics for HSBC Global Asset Management (France). (39)

(p)(6) Code of Ethics for HSBC Global Asset Management (UK) Limited. (26)

*          *          *          *          *          *          *          *          *          *          *          *

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File No. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(10) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(12) Incorporated herein by reference from post-effective amendment No. 13 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on February 28, 2006.

(13) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(14) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(16) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(19) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(21) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(22) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

(23) Incorporated herein by reference from post-effective amendment No. 123 to the Registration Statement as filed with the SEC on March 1, 2010.

(24) Incorporated herein by reference from post-effective amendment No. 125 to the Registration Statement as filed with the SEC on January 7, 2011.

(25) Incorporated herein by reference from post-effective amendment No. 126 to the Registration Statement as filed with the SEC on February 14, 2011.

(26) Incorporated herein by reference from post-effective amendment No. 132 to the Registration Statement as filed with the SEC on April 20, 2011.

(27) Incorporated herein by reference from post-effective amendment No. 134 to the Registration Statement as filed with the SEC on July 5, 2011.

(28) Incorporated herein by reference from post-effective amendment No. 141 to the Registration Statement as filed with the SEC on October 24, 2011.

(29) Incorporated herein by reference from post-effective amendment No. 150 to the Registration Statements a filed with the SEC on February 15, 2012.

(30) Incorporated herein by reference from post-effective amendment No. 152 to the Registration Statement as filed with the SEC on February 28, 2012.

(31) Incorporated herein by reference from post-effective amendment No. 161 to the Registration Statement as filed with the SEC on February 28, 2013.

(32) Incorporated herein by reference from post-effective amendment No. 163 to the Registration Statement as filed with the SEC on February 28, 2014.

(33) Incorporated herein by reference from post-effective amendment No. 180 to the Registration Statement as filed with the SEC on October 10, 2014.

(34) Incorporated herein by reference from post-effective amendment No. 182 to the Registration Statement as filed with the SEC on December 23, 2014.

(35) Incorporated herein by reference from post-effective amendment No. 184 to the Registration Statement as filed with the SEC on February 27, 2015.

(36) Incorporated herein by reference from post-effective amendment No. 190 to the Registration Statement as filed with the SEC on April 24, 2015.

(37) Incorporated herein by reference from post-effective amendment No. 196 to the Registration Statement as filed with the SEC on August 19, 2015.

(38) Incorporated herein by reference from post-effective amendment No. 198 to the Registration Statement as filed with the SEC on October 16, 2015.

(39) Incorporated herein by reference from post-effective amendment No. 201 to the Registration Statement as filed with the SEC on January 8, 2016.

(40) Incorporated herein by reference from post-effective amendment No. 205 to the Registration Statement as filed with the SEC on February 26, 2016.

(41) To be filed by amendment.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (France) (“HSBC France”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC France in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72605) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Hong Kong in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (UK) Limited (“HSBC UK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC UK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.	Foreside Distribution Fund Services, L.P.

Item 32(a)	Foreside Distribution Fund Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Advisor Funds Trust
2.	HSBC Funds (f/k/a HSBC Investor Funds)
3.	Princeton Futures Strategy Fund, Series of Northern Lights Fund Trust
4.	Leader Funds, Series of Northern Lights Fund Trust
5.	Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

Item 32(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100,	Vice President	None
Portland, ME 04101

Richard J. Berthy	Three Canal Plaza, Suite 100,	President and Treasurer	None
Portland, ME 04101

Jennifer K. Di	899 Cassatt Rd., 400 Berwyn	Vice President	None
Valerio	Park, Suite 110, Berwyn, PA
19312

Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101

Nanette K. Chern	Three Canal Plaza, Suite 100,	Vice President and Chief	None
	Portland, ME 04101	Compliance Officer

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; HSBC Global Asset Management (France), 4 Place De La Pyramide - La Defense 9, Immeuble Ile De France, Puteaux, 92800; HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong; HSBC Global Asset Management (UK) Limited, 78 St. James's Street, London, SW1A 1EJ.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 28th day of April, 2016.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 28th day of April, 2016.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Susan C. Gause*	Susan S. Huang *
Trustee	Trustee

Thomas F. Robards*	Deborah Hazell *
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/ Heather Melito-Dezan
Heather Melito-Dezan

* Heather Melito-Dezan, as attorney-in-fact pursuant to powers of attorney incorporated herein by reference from post-effective amendment No. 198 to the Registration Statement as filed with the SEC on October 16, 2015.